Goodwill And Intangible Assets - Summary of Changes In Carrying Amount of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Intangible assets and goodwill [abstract]
Carrying value at the beginning	$ 817	$ 832
Goodwill on acquisition	79
Translation differences	(14)	(15)
Carrying value at the end	$ 882	$ 817